Supplemental Guarantor Information (Income and Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Sales - affiliates	$ 0	$ 0	$ 0	$ 0	$ 0
Sales - third party	253,727	240,938	1,248,264	1,320,184	1,006,993
Net sales	253,727	240,938	1,248,264	1,320,184	1,006,993
Cost of sales	205,177	174,007	932,460	995,638	717,742
Gross profit	48,550	66,931	315,804	324,546	289,251
Research and development	3,093	4,199	13,796	13,976	12,202
Selling and administrative expenses	29,713	38,725	145,540	144,561	119,009
Operating income	15,744	24,007	156,468	166,009	158,040
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate			0	0	(14,500)
Other (income) expense, net	550	(3,423)	(1,005)	4,835	(4,768)
Interest expense - affiliate	0	0	0	0	0
Interest expense - third party	9,008	4,762	23,247	18,307	5,076
Interest income - affiliate	0	0	0	0	0
Interest income	(64)	(81)	(261)	(424)	(1,333)
Income before income taxes	6,250	22,749	134,487	143,291	173,565
(Benefit) provision for income taxes	2,040	5,220	16,846	(9,893)	(1,095)
Equity in earnings of subsidiary	0	0	0	0	0
Net income	4,210	17,529	117,641	153,184	174,660
Statements of Comprehensive Income
Net income	4,210	17,529	117,641	153,184	174,660
Foreign currency translation	(7,309)	9,848	(9,929)	(32,202)	(5,866)
Commodities and foreign currency derivatives	3,533	1,680	(8,812)	6,023	2,353
Other comprehensive loss, net of tax:	(3,776)	11,528	(18,741)	(26,179)	(3,513)
Comprehensive income	434	29,057	98,900	127,005	171,147
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Sales - affiliates	0	0	0	0	0
Sales - third party	0	0	0	0	0
Net sales	0	0	0	0	0
Cost of sales	0	0	0	0	0
Gross profit	0	0	0	0	0
Research and development	0	0	0	0	0
Selling and administrative expenses	0	0	0	6	0
Operating income	0	0	0	(6)	0
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate					0
Other (income) expense, net	0	0	0	40	0
Interest expense - affiliate	0	828	3,766	4,631	0
Interest expense - third party	7,745	2,617	12,992	10,038	806
Interest income - affiliate	(364)	0	(59)	0	0
Interest income	0	0	0	0	0
Income before income taxes	(7,381)	(3,445)	(16,699)	(14,715)	(806)
(Benefit) provision for income taxes	(2,620)	(1,223)	(5,972)	(5,751)	(292)
Equity in earnings of subsidiary	8,971	19,751	128,368	162,148	175,174
Net income	4,210	17,529	117,641	153,184	174,660
Statements of Comprehensive Income
Net income	4,210	17,529	117,641	153,184	174,660
Foreign currency translation	(7,309)	9,848	(9,929)	(32,202)	(5,866)
Commodities and foreign currency derivatives	3,533	1,680	(8,812)	6,023	2,353
Other comprehensive loss, net of tax:	(3,776)	11,528	(18,741)	(26,179)	(3,513)
Comprehensive income	434	29,057	98,900	127,005	171,147
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Sales - affiliates	45,267	59,602	194,345	130,304	24,026
Sales - third party	98,196	114,027	566,024	556,675	307,278
Net sales	143,463	173,629	760,369	686,979	331,304
Cost of sales	122,826	139,464	638,419	545,334	260,070
Gross profit	20,637	34,165	121,950	141,645	71,234
Research and development	3,093	4,199	13,796	13,797	12,202
Selling and administrative expenses	12,494	18,490	61,442	64,969	38,251
Operating income	5,050	11,476	46,712	62,879	20,781
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate					(14,500)
Other (income) expense, net	43	(3,153)	(2,133)	5,568	(4,287)
Interest expense - affiliate	399	0	59	9,221	4,701
Interest expense - third party	805	1,769	7,977	5,678	2,166
Interest income - affiliate	(188)	(828)	(4,352)	(4,631)	0
Interest income	0	0	0	0	(188)
Income before income taxes	3,991	13,688	45,161	47,043	32,889
(Benefit) provision for income taxes	1,443	4,451	3,981	(23,801)	(22,768)
Equity in earnings of subsidiary	6,423	10,514	87,188	91,304	119,517
Net income	8,971	19,751	128,368	162,148	175,174
Statements of Comprehensive Income
Net income	8,971	19,751	128,368	162,148	175,174
Foreign currency translation	0	0	0	0	0
Commodities and foreign currency derivatives	575	2,326	(4,452)	3,761	265
Other comprehensive loss, net of tax:	575	2,326	(4,452)	3,761	265
Comprehensive income	9,546	22,077	123,916	165,909	175,439
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Sales - affiliates	36,152	45,710	216,859	165,397	129,972
Sales - third party	155,531	126,911	682,240	763,509	699,715
Net sales	191,683	172,621	899,099	928,906	829,687
Cost of sales	163,770	139,855	705,245	746,005	611,670
Gross profit	27,913	32,766	193,854	182,901	218,017
Research and development	0	0	0	179	0
Selling and administrative expenses	17,219	20,235	84,098	79,586	80,758
Operating income	10,694	12,531	109,756	103,136	137,259
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate					0
Other (income) expense, net	507	(270)	1,128	(773)	(481)
Interest expense - affiliate	188	0	586	0	0
Interest expense - third party	458	376	2,278	2,591	2,104
Interest income - affiliate	(35)	0	0	(9,221)	(4,701)
Interest income	(64)	(81)	(261)	(424)	(1,145)
Income before income taxes	9,640	12,506	106,025	110,963	141,482
(Benefit) provision for income taxes	3,217	1,992	18,837	19,659	21,965
Equity in earnings of subsidiary	0	0	0	0	0
Net income	6,423	10,514	87,188	91,304	119,517
Statements of Comprehensive Income
Net income	6,423	10,514	87,188	91,304	119,517
Foreign currency translation	(7,309)	9,848	(9,929)	(32,202)	(5,866)
Commodities and foreign currency derivatives	2,958	(646)	(4,360)	2,262	2,088
Other comprehensive loss, net of tax:	(4,351)	9,202	(14,289)	(29,940)	(3,778)
Comprehensive income	2,072	19,716	72,899	61,364	115,739
Consolidating Entries and Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Sales - affiliates	(81,419)	(105,312)	(411,204)	(295,701)	(153,998)
Sales - third party	0	0	0	0	0
Net sales	(81,419)	(105,312)	(411,204)	(295,701)	(153,998)
Cost of sales	(81,419)	(105,312)	(411,204)	(295,701)	(153,998)
Gross profit	0	0	0	0	0
Research and development	0	0	0	0	0
Selling and administrative expenses	0	0	0	0	0
Operating income	0	0	0	0	0
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate					0
Other (income) expense, net	0	0	0	0	0
Interest expense - affiliate	(587)	(828)	(4,411)	(13,852)	(4,701)
Interest expense - third party	0	0	0	0	0
Interest income - affiliate	587	828	4,411	13,852	4,701
Interest income	0	0	0	0	0
Income before income taxes	0	0	0	0	0
(Benefit) provision for income taxes	0	0	0	0	0
Equity in earnings of subsidiary	(15,394)	(30,265)	(215,556)	(253,452)	(294,691)
Net income	(15,394)	(30,265)	(215,556)	(253,452)	(294,691)
Statements of Comprehensive Income
Net income	(15,394)	(30,265)	(215,556)	(253,452)	(294,691)
Foreign currency translation	7,309	(9,848)	9,929	32,202	5,866
Commodities and foreign currency derivatives	(3,533)	(1,680)	8,812	(6,023)	(2,353)
Other comprehensive loss, net of tax:	3,776	(11,528)	18,741	26,179	3,513
Comprehensive income	$ (11,618)	$ (41,793)	$ (196,815)	$ (227,273)	$ (291,178)